Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 84,624,000	$ 6,895,000
Accounts receivable, net of allowance for doubtful accounts	3,825,000	5,053,000
Inventories	1,418,000	5,231,000
Prepaid expenses	355,000	605,000
Government assistance	2,247,000	1,718,000
Other current assets	593,000	765,000
Total current assets	93,062,000	20,267,000
Noncurrent assets
Deferred income tax assets		3,077,000
Deferred tax credits	190,000
Property, plant and equipment, net of accumulated depreciation	3,201,000	3,230,000
Intangible assets, net of accumulated amortization
Operating lease right-of-use assets	1,031,000	1,278,000
Other noncurrent assets	82,000	83,000
Total noncurrent assets	4,504,000	7,668,000
TOTAL ASSETS	97,566,000	27,935,000
Current Liabilities
Accounts payable	10,073,000	6,963,000
Notes payable	4,828,000	1,278,000
Deferred revenue, current	5,000
Current portion of obligations under operating lease liabilities	327,000	336,000
Income tax payable	1,000	2,000
Other current liabilities	283,000	138,000
Total current liabilities	15,517,000	8,717,000
Noncurrent liabilities
Bonds, mortgages and other long-term debt		1,654,000
Convertible note payable, noncurrent		1,519,000
Indebtedness to related parties, noncurrent	3,105,000	9,695,000
Operating lease liabilities, noncurrent	616,000	893,000
Employee benefit plan obligation	464,000	426,000
Total noncurrent liabilities	4,185,000	14,187,000
TOTAL LIABILITIES	19,702,000	22,904,000
SHAREHOLDERS' EQUITY
Common stock - F shares	1,000,000	154,000
Additional paid-in capital	117,944,000	24,730,000
Accumulated other comprehensive income / (loss)	758,000	784,000
Accumulated deficit	(41,913,000)	(20,712,000)
Total shareholders' equity	77,864,000	5,031,000
TOTAL LIABILITIES AND EQUITY	97,566,000	27,935,000
Class F Shares
SHAREHOLDERS' EQUITY
Common stock - F shares	$ 75,000	$ 75,000